Summary of Significant Accounting Policies (Details) - USD ($)				6 Months Ended	7 Months Ended
	Jan. 01, 2022	Dec. 30, 2021	Jan. 01, 2021	Jun. 30, 2022	Dec. 31, 2021
Common Stock [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Common stock subject to possible redemption (in Shares)		7,500,000		7,727,686	7,500,000
IPO [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Offering costs				$ 4,663,218	$ 4,663,218
Subsequent Event [Member] | Over-Allotment Option [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Offering costs	$ 125,227		$ 125,227